Summary of Significant Accounting Policies (Details)						3 Months Ended		12 Months Ended
	Dec. 17, 2024 USD ($) shares	Oct. 31, 2024 USD ($)	Jan. 19, 2024 USD ($) shares	Sep. 19, 2023 USD ($) shares	Aug. 16, 2022	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents						$ 11,699,552	$ 1,024,712	$ 18,330,359	$ 1,491,544
Maturity days								185 days
Temporary equity redemption value (in Shares) | shares								4,645,816	15,630,150
Effective tax rate								50.59%	34.35%
Statutory tax rate, percentage						21.00%	21.00%	21.00%	21.00%
Federal deposit insurance corporation coverage								$ 250,000
Excise tax rate					1.00%
Fair market value percentage					1.00%
Exercised redeem shares (in Shares) | shares	112,068		10,872,266	9,239,192
Redeemable total value	$ 1,234,852		$ 115,489,643	$ 96,791,644
Excise tax liability								$ 1,167,245	$ 967,916
Percentage of shares redeemed for excise Tax liability			1.00%	1.00%
Excise tax		$ 967,916
Number of operating segments						1
Number of reportable segments						1		1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]						CEO
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description						The primary financial measure used by the CODM to evaluate performance is operating income (loss) as shown on the statements of operations. Segment expenses and other segment items are provided to the CODM on the same basis as disclosed in the statements of operations.
Amortization expense on capitalized software development costs						$ 100,000	$ 100,000
Amortization expense write-offs						$ 0	0
Notional amount of customer rewards liability outstanding						89		92
Derivative instruments within customer rewards liability						$ 7,400,000		$ 8,600,000
Gain (loss) on remeasurement of derivative liability						$ 1,100,000	$ (3,400,000)
BLF Treasury Trust Fund [Member]
Summary of Significant Accounting Policies [Line Items]
Investments held in the trust account								51,289,643	165,653,149
Cash [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents								$ 906,043	$ 29,844
IPO [Member] | Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase an aggregate of shares (in Shares) | shares								12,922,712